Income (Loss) Per Share	12 Months Ended
Dec. 31, 2023
Income (Loss) Per Share [Abstract]
Income (loss) per share
18.	Income (loss) per share

	Year Ended December 31,
	2023	2022		2021
Net income (loss) for the year	$(21,885,410)	$4,329,342		$(3,132,693)
Net income (loss) per share - basic	$(0.77)	$0.16		$(0.14)
Net income (loss) per share – diluted(i)	$(0.77)	$0.15	*	$(0.14)
Weighted average number of shares outstanding - basic	28,753,101	27,227,284		21,781,806
Weighted average number of shares outstanding – diluted	28,753,101	28,010,720		21,781,806

*	During the external audit of the Corporation’s financial statements for the year ended December 31, 2023, the Corporation determined that it was required to make an immaterial error correction to distinguish diluted net income (loss) per share from basic net income (loss) per share.

(i)	Diluted income per share does not include the effect of warrants and stock options as they are anti-dilutive.